Derivative Instruments, Offsetting Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	$ 1,609,811	$ 2,352,272
Gross amounts offset in the consolidated balance sheet	(21,053)	(2,297)
Net amounts of liabilities presented in the consolidated balance sheet	1,588,758	2,349,975
Gross amounts not offset in the consolidated balance sheet in financial instruments	(1,554,941)	(2,282,938)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	(33,817)	(67,037)
Net amount	0	0
Repurchase Agreements [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	1,565,232	2,337,638
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	1,565,232	2,337,638
Gross amounts not offset in the consolidated balance sheet in financial instruments	(1,531,415)	(2,276,251)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	(33,817)	(61,387)
Net amount	0	0
Interest Rate Swaps [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	19,405	10,140
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	19,405	10,140
Gross amounts not offset in the consolidated balance sheet in financial instruments	(19,405)	(10,140)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
TBAs [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	21,868	2,720
Gross amounts offset in the consolidated balance sheet	(21,053)	(2,297)
Net amounts of liabilities presented in the consolidated balance sheet	815	423
Gross amounts not offset in the consolidated balance sheet in financial instruments	(815)	(423)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
Treasury Futures [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	3,306	1,774
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	3,306	1,774
Gross amounts not offset in the consolidated balance sheet in financial instruments	(3,306)	3,876
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	(5,650)
Net amount	$ 0	$ 0